Cover	Aug. 16, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2021
Entity File Number	001-36366
Entity Registrant Name	FG Financial Group, Inc.
Entity Central Index Key	0001591890
Entity Tax Identification Number	46-1119100
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	360 Central Ave
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	(727)
Local Phone Number	304-5666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FGF
Security Exchange Name	NASDAQ
8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	8.00% Cumulative Preferred Stock, Series A, $25.00 par value per share
Trading Symbol	FGFPP
Security Exchange Name	NASDAQ